Property & Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property & Equipment
3. Property & Equipment
Property and equipment, net consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Leasehold improvements	$8,686	$5,477
Kitchen equipment and other equipment	1,557	1,548
Computers and office equipment	456	208
Furniture & fixtures	1,117	792
Vehicles	28	27

	11,844	8,052

Less: Accumulated depreciation	(703)	(48)

Property and equipment – net	$11,141	$8,004

Depreciation expense for the Successor period for the three and six months ended June 30, 2021 was $350,000 and $655,000, respectively. Depreciation expense for the Predecessor period for the three and six months ended June 30, 2020 was $249,000 and $486,000, respectively. In conjunction with the Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting.
Included within Leasehold improvements is approximately $2,165,000 and $103,000 as of June 30, 2021 and December 31, 2020 related to construction in progress. Such amounts are not depreciated until placed into service.

3. Property & Equipment
Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433

Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301

Depreciation expense for the Successor period from December 16, 2020 to December 31, 2020 was $48,000. Depreciation expense for the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019, was $1,025,000 and $795,000, respectively. In conjunction with the Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting.